Income tax	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income tax

16 Income tax

Cayman Islands

Under the current tax laws of Cayman Islands, SIMPPLE is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payment of dividends to shareholders.

The Company’s subsidiaries are governed by the income tax laws in Singapore. The tax on the Company’s loss before tax differs from theoretical amount that would arise using the Singapore standard rate of income tax as follows:

	For six months ended June 30,
	2025	2026	2026
	S$	S$	US$
Tax expense attributable to loss is made up of:
Current income tax	-	-	-
	-	-	-

Loss before tax	(1,570,101)	(2,069,012)	(1,598,805)

Tax calculated at tax rate @17% (2025: 17%)	(266,917)	(351,733)	(271,797)
Effects of:
- Effect of tax rates in foreign jurisdiction	142,115	282,569	218,352
- Tax effect on expense not deductible for tax purposes	80,940	105,912	81,843
- Income not subject to tax	(340)	(336,138)	(259,747)
- Change in valuation allowance on deferred tax assets	51,660	320,664	247,788
- Others	(7,458)	(21,274)	(16,439)
Tax charge	-	-	-

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED

FINANCIAL STATEMENTS

16 Income tax (cont’d)

As of December 31, 2025 and June 30, 2026, the Company has tax loss carry forwards of approximately S$4,827,374 and S$7,062,625 respectively. The related gross deferred tax assets amounted to approximately S$820,654 and S$1,200,646, respectively. Due to the unpredictability of future taxable profits, the Company has determined that it is not more likely than not that these deferred tax assets will be realised. Accordingly, a full valuation allowance of approximately S$820,654 and S$1,200,646 was recognised as of December 31, 2025 and June 30, 2026, respectively, resulting in net deferred tax assets of nil as of both reporting dates. The realization of the future income tax benefits from the above is available for an unlimited future period subject to the conditions imposed by law including the retention of majority shareholders as defined.